Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-use assets and lease liabilities
3.4 Right-of-use assets and lease liabilities

Right-of-use assets

(CHF in millions)	Storage	Stores & showrooms	Offices	Cars	Total

Cost as of January 1, 2023	28.7	45.6	111.0	7.4	192.7
Accumulated Depreciation as of January 1, 2023	(11.9)	(7.7)	(16.8)	(4.6)	(41.1)
Net book value as of January 1, 2023	16.8	37.9	94.2	2.8	151.6

Twelve month period ended December 31, 2023
Opening net book value	16.8	37.9	94.2	2.8	151.6
Lease modification	(2.1)	3.3	0.7	—	2.0
Additions	66.0	27.1	8.0	2.3	103.4
Disposals	(0.1)	—	—	(0.3)	(0.4)
Depreciation	(11.8)	(9.2)	(10.0)	(1.9)	(32.9)
Exchange Difference	(3.3)	(4.1)	(2.1)	(0.2)	(9.8)
Net book value as of December 31, 2023	65.3	55.1	90.8	2.8	214.0

Cost as of December 31, 2023	87.5	70.5	116.9	8.1	283.1
Accumulated Depreciation as of December 31, 2023	(22.1)	(15.4)	(26.1)	(5.4)	(69.1)
Net book value as of December 31, 2023	65.3	55.1	90.8	2.8	214.0

Twelve month period ended December 31, 2024
Opening net book value	65.3	55.1	90.8	2.8	214.0
Lease modification	0.1	4.4	1.9	—	6.4
Additions	57.4	76.2	18.7	1.4	153.8
Disposals	—	(0.2)	—	(0.1)	(0.2)
Depreciation	(28.0)	(19.3)	(11.6)	(1.8)	(60.8)
Exchange Difference	5.8	3.1	1.3	—	10.3
Net book value as of December 31, 2024	100.7	119.4	101.1	2.5	323.6

Cost as of December 31, 2024	152.8	154.4	139.1	9.6	455.9
Accumulated Depreciation as of December 31, 2024	(52.1)	(35.0)	(38.0)	(7.1)	(132.3)
Net book value as of December 31, 2024	100.7	119.4	101.1	2.5	323.6
During 2024, right-of-use assets additions increased to CHF 153.8 million, compared to CHF 103.4 million in 2023. The additions in 2024 relate to the highly-automated warehouse in the United States ("Atlanta Warehouse"), which became partially operational in 2024, as well as other additional warehouses, retail stores, and office leases.
For the year ended December 31, 2024 we had lease modifications of CHF 4.4 million related to retail store extensions. For the year ended December 31, 2023 we had a lease modification of CHF 2.1 million related to an existing warehouse lease in Luxembourg as a result of a future lease commitment entered into for a highly-automated warehouse in Belgium.

Lease Liabilities

Reconciliation of lease liabilities:

(CHF in millions)	2024	2023

Lease liability balance at January 1,	228.9	160.5
thereof current	38.7	21.6
thereof non-current	190.3	138.8
Payments	(51.3)	(25.4)
Interest expenses paid	(15.2)	(6.4)
Disposals	(0.2)	(0.3)
Additions	153.7	103.0
Lease modification	5.4	1.7
Accrued interest	15.2	6.4
Exchange differences	10.9	(10.6)
Lease liability balance at December 31,	347.5	228.9
thereof current	59.1	38.7
thereof non-current	288.5	190.3

Accounting policies
On leases storage space, various offices, retail stores (including pop-ups), showrooms and cars.

At inception of a contract, On assesses whether it is a lease or contains a lease component. A right-of-use asset and a lease liability is recognized at the lease commencement date considering any relevant contractual condition. Short-term leases with a lease term of 12 months or less and low-value leases are recognized as an expense in the income statement on a straight-line basis over the lease term.

The right-of-use asset is initially measured at cost and, subsequently, at cost less accumulated depreciation and impairment losses as well as certain lease liability remeasurements. These costs comprise discounted and unpaid lease payments adjusted by initial direct cost, prepaid expenses, dismantling cost, and lease incentives received.

Depreciation is calculated on a straight-line basis over the shorter of the assets or asset categories’ useful life and the respective lease term:
•Storage: 2 to 11 years
•Offices: 2 to 14 years
•Stores and showrooms: 1 to 10 years
•Cars: 1 to 4 years

The lease liability is initially measured at the present value of any lease payments that are not paid at the commencement date and are discounted using the interest rate implicit in the lease, if that rate can be readily determined, otherwise On’s incremental borrowing rate. The lease liability is subsequently increased by the interest cost on the lease liability and decreased by the lease payments made. It is remeasured when there is a change in an input parameter or in the underlying estimates and assessments.

Significant judgments and accounting estimates
On uses judgment to determine the lease term for some lease contracts which include extension and or termination options. The assessment of whether On is reasonably certain to exercise such options impacts the lease term which significantly affects the amount of right-of-use assets and lease liabilities recognized. A reassessment only happens when a significant event or change in circumstance occurs that is within the control of On and affects whether it is reasonably certain to exercise an option.

Furthermore, lease payments are discounted using the interest rate implicit in the lease, if that rate can be readily determined. If the rate implicit in the leases is not readily determinable, On uses the company's incremental borrowing rate, adjusted to reflect the contract currency-specific risk, and the lease term.